DOCUMENT AND ENTITY INFORMATION (USD $)	6 Months Ended
	Jun. 28, 2013	Aug. 02, 2013
Document and Entity Information
Entity Registrant Name	INTERLINE BRANDS, INC./DE
Entity Central Index Key	0001292900
Document Type	10-Q
Document Period End Date	Jun. 28, 2013
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2013
Amendment Flag	false
Current Fiscal Year End Date	--12-27
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		1,477,406
Entity Public Float		$ 0.01